United States
                        Securities & Exchange Commission
                             Washington, D.C.  20549

                                    FORM 13F

                               FORM 13F Cover Page

Report  for  the  Calendar  Year  or  Quarter  Ended:     September  30,  2003

Check  here  if  Amendment      [    ];  Amendment  Number:
This  Amendment  (Check  only  one):[   ]  is  a  restatement
                                    [   ]  adds  new holdings  entries

Institutional  Investment  Manager  Filing  this  report:

Name:               Exeter  Fund,  Inc.
Address:            1100  Chase  Square
                    Rochester,  New  York   14604

13F  File  Number:     028-04273

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person  signing  this  report  on  behalf  of  reporting  manager:

Name:           Jodi  L.  Hedberg
Title:          Compliance  Manager
Phone:          (585)  325-6880
Signature,  Place  and  Date  of  Signing


/s/Jodi  L.  Hedberg
   Jodi  L.  Hedberg          Rochester,  New  York          November  12, 2003

Report  Type  (Check  only  one):

[  ]     13F  Holdings  Report

[X]     13F  Notice

[  ]     13F  Combination  Report


List  of  other  manager  reporting  for  this  manager:

13F  File  Number       Name

028-00866               Manning  &  Napier  Advisors,  Inc.